UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07489
Oppenheimer International Growth Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: November 30
Date of reporting period: 05/28/2010

Item 1. Reports to Stockholders.

May 28, 2010

Oppenheimer

International Growth Fund

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Portfolio Manager

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

In the Barron's/Lipper Best Mutual-Fund Families survey, based on 2009 performance, OppenheimerFunds was ranked 7 out of 61 mutual fund families.

Source: "Best Mutual-Fund Families," *Barron's*, February 1, 2010. See page 2 for specific information on the methodology used to determine the rankings in the Barron's/Lipper Best Mutual-Fund Families survey. ***Past performance does not guarantee future results.***

OppenheimerFunds®
The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Geographical Holdings

United Kingdom	22.8%
Switzerland	13.3
Japan	12.7
France	8.8
Australia	6.5
The Netherlands	5.1
Germany	4.2
Italy	4.2
United States	4.1
India	3.4
Portfolio holdings and allocations are subject to change. Percentages are as of May 28, 2010, and are based on the total market value of investments.

Top Ten Common Stock Holdings

Autonomy Corp. plc	3.1%
Nidec Corp.	2.5
Telefonaktiebolaget LM Ericsson, B Shares	2.4
Capita Group plc	2.3
Infosys Technologies Ltd.	2.1
Aggreko plc	1.9
DiaSorin SpA	1.6
Vale SA, Sponsored ADR, Preference	1.5
Roche Holding AG	1.5
BG Group plc	1.5
Portfolio holdings and allocations are subject to change. Percentages are as of May 28, 2010, and are based on net assets. For more current Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
7 | OPPENHEIMER INTERNATIONAL GROWTH FUND

TOP HOLDINGS AND ALLOCATIONS
Regional Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of May 28, 2010, and are based on the total market value of investments.
8 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 3/25/96. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 3/25/96. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 3/25/96. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 9/7/05. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
9 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended May 28, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
10 | OPPENHEIMER INTERNATIONAL GROWTH FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	December 1, 2009	May 28, 2010	May 28, 2010

Actual
Class A	$1,000.00	$934.50	$6.33
Class B	1,000.00	930.80	10.14
Class C	1,000.00	930.80	9.95
Class N	1,000.00	933.60	7.52
Class Y	1,000.00	936.90	3.95

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.00	6.60
Class B	1,000.00	1,014.07	10.57
Class C	1,000.00	1,014.27	10.38
Class N	1,000.00	1,016.77	7.84
Class Y	1,000.00	1,020.45	4.12
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended May 28, 2010 are as follows:

Class	Expense Ratios

Class A	1.33%
Class B	2.13
Class C	2.09
Class N	1.58
Class Y	0.83
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
11 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS May 28, 2010 / Unaudited1

	Shares	Value

Common Stocks—95.8%
Consumer Discretionary—11.5%
Automobiles—1.1%
Bayerische Motoren Werke (BMW) AG	168,332	$7,692,905
Honda Motor Co. Ltd. 1,039,046		31,560,186

		39,253,091

Diversified Consumer Services—0.6%
Benesse Holdings, Inc.	160,600	7,278,319
Dignity plc	1,733,272	15,639,037

		22,917,356

Hotels, Restaurants & Leisure—1.2%
Carnival Corp.	762,560	27,627,549
William Hill plc	6,095,285	15,540,337

		43,167,886

Household Durables—0.7%
SEB SA	362,103	24,103,812
Media—1.7%
British Sky Broadcasting Group plc	643,719	5,362,075
Grupo Televisa SA, Sponsored GDR	864,640	16,073,658
Vivendi SA	718,917	15,509,874
Zee Entertainment Enterprises Ltd.	3,482,299	21,034,611

		57,980,218

Multiline Retail—0.3%
Pinault-Printemps- Redoute SA	88,330	10,451,036
Specialty Retail—1.6%
Hennes & Mauritz AB, Cl. B	213,085	11,924,576
Industria de Diseno Textil SA	813,740	45,342,481

		57,267,057

Textiles, Apparel & Luxury Goods—4.3%
Burberry Group plc	4,269,021	42,629,091
Compagnie Financiere Richemont SA, Cl. A	630,025	20,495,563
Luxottica Group SpA	860,950	20,417,941
LVMH Moet Hennessy Louis Vuitton SA	360,610	37,861,372
Swatch Group AG (The), Cl. B	106,752	27,761,198

		149,165,165

Consumer Staples—7.4%
Beverages—2.3%
C&C Group plc	10,104,843	39,804,327
Heineken NV	364,095	15,582,051
Pernod-Ricard SA	324,592	24,341,474

		79,727,852

Food & Staples Retailing—0.7%
Shoppers Drug Mart Corp.	203,100	6,878,073
Woolworths Ltd.	825,694	18,414,588

		25,292,661

Food Products—3.5%
Aryzta AG	598,253	19,559,859
Barry Callebaut AG	72,974	43,657,237
Nestle SA	454,096	20,500,193
Unilever plc	1,370,247	36,900,354

		120,617,643

Household Products—0.6%
Reckitt Benckiser Group plc	443,294	20,802,745
Personal Products—0.3%
L’Oreal SA	123,663	11,519,758
Energy—3.3%
Energy Equipment & Services—1.6%
Saipem SpA	408,100	12,656,768
Schoeller-Bleckmann Oilfield Equipment AG	271,800	12,855,302
Technip SA	466,242	30,362,929

		55,874,999

Oil, Gas & Consumable Fuels—1.7%
BG Group plc	3,368,867	51,690,811
12 | OPPENHEIMER INTERNATIONAL GROWTH FUND

	Shares	Value

Oil, Gas & Consumable Fuels Continued
Tsakos Energy Navigation Ltd.	536,150	$7,661,584

		59,352,395

Financials—10.0%
Capital Markets—6.4%
3i Group plc	4,197,431	17,293,787
BinckBank NV	2,947,025	36,019,141
Collins Stewart plc	12,150,758	13,706,042
Credit Suisse Group AG	865,118	33,537,720
Deutsche Bank AG	576,595	34,027,140
ICAP plc	8,737,570	48,816,290
Swissquote Group Holding SA	258,458	9,174,902
Tullett Prebon plc	6,585,207	30,693,318

		223,268,340

Commercial Banks—0.5%
ICICI Bank Ltd., Sponsored ADR	447,090	16,448,441
Insurance—2.5%
AMP Ltd.	2,568,305	12,223,064
Prudential plc	4,026,168	31,528,583
QBE Insurance Group Ltd.	2,772,802	45,765,212

		89,516,859

Real Estate Management & Development—0.4%
Solidere, GDR[2,3]	516,525	11,957,554
Solidere, GDR[3]	74,732	1,730,046

		13,687,600

Thrifts & Mortgage Finance—0.2%
Housing Development Finance Corp. Ltd.	137,900	8,271,218
Health Care—13.9%
Biotechnology—2.3%
CSL Ltd.	1,733,200	46,112,149
Grifols SA	2,576,000	29,357,359
Marshall Edwards, Inc.[4,5,6]	282,486	1,180,791
Marshall Edwards, Inc., Legend Shares[4,5,6]	156,543	654,350
NeuroSearch AS6	113,684	1,606,163
Santhera Pharmaceuticals[6]	92,660	798,545

		79,709,357

Health Care Equipment & Supplies—7.1%
DiaSorin SpA	1,561,834	57,621,026
Essilor International SA	460,736	26,256,694
Nobel Biocare Holding AG	192,078	3,655,734
Smith & Nephew plc	2,067,930	18,735,747
Sonova Holding AG	268,651	28,910,760
Straumann Holding AG	107,747	22,865,564
Synthes, Inc.	440,160	46,438,551
Terumo Corp.	515,080	24,021,689
William Demant Holding AS6	310,405	21,646,102

		250,151,867

Health Care Providers & Services—1.2%
Sonic Healthcare Ltd.	4,952,894	41,989,267
Health Care Technology—0.0%
Ortivus AB, Cl. B5,6	1,638,150	978,523
Life Sciences Tools & Services—0.3%
BTG plc[6]	3,957,380	10,035,843
Tyrian Diagnostics Ltd.[5,6]	59,749,268	549,844

		10,585,687

Pharmaceuticals—3.0%
Astellas Pharma, Inc.	181,905	5,738,344
Novogen Ltd.[5,6]	7,633,456	2,562,869
Oxagen Ltd.[4,5,6]	214,287	9,382
Roche Holding AG	380,149	52,240,973
Sanofi-Aventis SA	309,907	18,570,516
13 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Pharmaceuticals Continued
Shionogi & Co. Ltd.	710,100	$12,534,978
Takeda Pharmaceutical Co. Ltd.	320,050	13,135,300

		104,792,362

Industrials—22.8%
Aerospace & Defense—1.4%
Empresa Brasileira de Aeronautica SA	4,757,446	25,671,984
European Aeronautic Defense & Space Co.	1,295,483	25,407,902

		51,079,886

Air Freight & Logistics—0.2%
Toll Holdings Ltd.	1,055,087	5,534,356
Commercial Services & Supplies—3.5%
Aggreko plc	3,636,190	66,467,254
De La Rue plc	1,138,333	14,667,670
Prosegur Compania de Seguridad SA	939,555	40,757,479

		121,892,403

Construction & Engineering—3.3%
Koninklijke Boskalis Westminster NV	717,404	26,943,488
Leighton Holdings Ltd.	467,090	12,832,395
Maire Tecnimont SpA	6,913,240	24,326,342
Outotec OYJ	343,900	10,649,000
Trevi Finanziaria SpA	2,099,881	31,556,241
Vinci SA	176,256	7,917,859

		114,225,325

Electrical Equipment—5.2%
ABB Ltd.	2,815,090	48,020,909
Alstom	690,930	32,791,134
Ceres Power Holdings plc[5,6]	8,071,537	13,306,848
Nidec Corp.	959,985	87,291,999

		181,410,890

Industrial Conglomerates—1.6%
Koninklijke (Royal) Philips Electronics NV	919,410	27,416,921
Siemens AG	330,972	29,563,691

		56,980,612

Machinery—2.2%
Aalberts Industries NV	4,178,872	51,475,801
Demag Cranes AG6	256,598	8,029,512
Vallourec SA	103,940	19,225,051

		78,730,364

Professional Services—3.2%
Capita Group plc	7,081,546	79,930,970
Experian plc	3,698,000	33,076,588

		113,007,558

Trading Companies & Distributors—2.2%
Brenntag AG6	290,849	17,995,590
Bunzl plc	4,987,159	51,675,359
Wolseley plc[6]	338,290	8,035,780

		77,706,729

Information Technology—19.0%
Communications Equipment—2.4%
Telefonaktiebolaget LM Ericsson, B Shares	8,292,886	83,704,646
Computers & Peripherals—0.5%
Gemalto NV	527,310	19,478,804
Electronic Equipment & Instruments—4.0%
Hoya Corp.	1,517,510	36,058,290
Ibiden Co. Ltd.	480,083	14,518,127
Keyence Corp.	199,201	43,719,825
Nippon Electric Glass Co. Ltd.	1,405,475	18,065,750
Omron Corp.	626,818	12,985,296
Phoenix Mecano AG	34,945	15,886,831

		141,234,119

Internet Software & Services—1.8%
United Internet AG6	1,384,562	17,534,274
Yahoo! Japan Corp.	127,893	44,590,392

		62,124,666
14 | OPPENHEIMER INTERNATIONAL GROWTH FUND

	Shares	Value

IT Services—2.1%
Infosys Technologies Ltd.	1,280,078	$73,548,550
Office Electronics—1.1%
Canon, Inc.	910,260	37,287,970
Semiconductors & Semiconductor Equipment—0.3%
ARM Holdings plc	3,131,050	11,147,876
Software—6.8%
Autonomy Corp. plc[6]	4,247,579	107,290,827
Compugroup Holding AG	825,612	8,307,790
Nintendo Co. Ltd.	119,119	34,600,750
Sage Group plc (The)	3,566,100	12,258,485
SAP AG6	566,886	24,132,133
Square Enix Holdings Co. Ltd.	213,874	3,930,932
Temenos Group AG6	1,997,675	46,788,323

		237,309,240

Materials—6.1%
Chemicals—1.4%
Filtrona plc[5]	10,525,749	29,987,022
Sika AG	13,070	20,295,031

		50,282,053

Construction Materials—0.6%
James Hardie Industries SE, CDI[6]	3,432,400	21,294,374
Metals & Mining—4.1%
Impala Platinum Holdings Ltd.	1,927,020	48,504,953
Rio Tinto plc	871,731	40,202,319
Vale SA, Sponsored ADR, Preference	2,335,400	53,830,970

		142,538,242

Telecommunication Services—1.5%
Diversified Telecommunication Services—1.1%
BT Group plc	20,269,844	37,089,983
Wireless Telecommunication Services—0.4%
KDDI Corp.	3,338	15,238,402
Utilities—0.3%
Electric Utilities—0.3%
Fortum OYJ	384,380	8,688,526

Total Common Stocks (Cost $3,056,176,712)		3,358,428,769

Preferred Stocks—0.2%
Ceres, Inc.:
Cv., Series C4,5,6	600,000	1,200,000
Cv., Series C-1[4,5,6]	64,547	129,094
Cv., Series D4,5,6	459,800	919,600
Cv., Series F4,5,6	1,900,000	3,800,000

Total Preferred Stocks (Cost $17,766,988)		6,048,694

	Units

Rights, Warrants and Certificates—0.0%
Ceres, Inc., Cv., Series F Wts., Strike Price $6.50, Exp. 9/6/15[4,5,6]	380,000	—
Marshall Edwards, Inc., Legend Shares Wts., Strike Price $3.60, Exp. 8/6/12[4,5,6]	55,000	52,780
Marshall Edwards, Inc., Legend Shares Wts., Strike Price $4.35, Exp. 7/11/10[4,5,6]	355,403	—
Tyrian Diagnostics Ltd. Rts., Strike Price 0.03AUD, Exp. 12/31/10[5,6]	7,468,659	5,316

Total Rights, Warrants and Certificates (Cost $0)		58,096

	Shares

Investment Companies—3.1%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares, 0.00%[7,8]	425,166	425,166
15 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Investment Companies Continued
Oppenheimer Institutional Money Market Fund, Cl. E, 0.23%[5,7]	106,119,666	$106,119,666

Total Investment Companies (Cost $106,544,832)		106,544,832

Total Investments, at Value (Cost $3,180,488,532)	99.1%	$3,471,080,391
Other Assets

Net of Liabilities	0.9	33,279,776

Net Assets	100.0%	$3,504,360,167

Footnotes to Statement of Investments
Strike price is reported in U.S. Dollars, except for those denoted in the following currency:

AUD	Australian Dollar

1.	May 28, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes to Financial Statements.

2.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $11,957,554 or 0.34% of the Fund’s net assets as of May 28, 2010.

3.	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

4.	Restricted security. The aggregate value of restricted securities as of May 28, 2010 was $7,945,997, which represents 0.23% of the Fund’s net assets. See Note 6 of accompanying Notes. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation
Security	Dates	Cost	Value	(Depreciation)

Ceres, Inc., Cv., Series C	1/6/99	$2,400,000	$1,200,000	$(1,200,000)
Ceres, Inc., Cv., Series C-1	2/6/01-3/21/06	258,188	129,094	(129,094)
Ceres, Inc., Cv., Series D	3/15/01-3/9/06	2,758,800	919,600	(1,839,200)
Ceres, Inc., Cv., Series F	9/5/07	12,350,000	3,800,000	(8,550,000)
Ceres, Inc., Cv., Series F Wts., Strike Price $6.50, Exp. 9/6/15	9/5/07	—	—	—
Marshall Edwards, Inc.	5/6/02-9/26/08	9,269,925	1,180,791	(8,089,134)
Marshall Edwards, Inc., Legend Shares	7/7/06-8/3/07	4,594,770	654,350	(3,940,420)
Marshall Edwards, Inc., Legend Shares Wts., Strike Price $3.60, Exp. 8/6/12	8/3/07	—	52,780	52,780
Marshall Edwards, Inc., Legend Shares Wts., Strike Price $4.35, Exp. 7/11/10	7/7/06	—	—	—
Oxagen Ltd.	12/20/00	2,210,700	9,382	(2,201,318)

		$33,842,383	$7,945,997	$(25,896,386)

5.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 28, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares/Units	Gross	Gross	Shares/Units
	November 30, 2009	Additions	Reductions	May 28, 2010

Art Advanced Research Technologies, Inc.	1,901,125	—	1,901,125	—
Art Advanced Research Technologies, Inc.	1,721,500	—	1,721,500	—
Art Advanced Research Technologies, Inc., Legend Shares	6,078,506	—	6,078,506	—
16 | OPPENHEIMER INTERNATIONAL GROWTH FUND

	Shares/Units	Gross		Gross		Shares/Units
	November 30, 2009	Additions		Reductions		May 28, 2010

Art Advanced Research Technologies, Inc., Series 1	3,124,013	—		3,124,013		—
Art Advanced Research Technologies, Inc., Series 2	976,420	—		976,420		—
Art Advanced Research Technologies, Inc., Series 4, Legend Shares	8,304,084	—		8,304,084		—
Art Advanced Research Technologies, Inc., Series 5, Legend Shares	7,080,531	—		7,080,531		—
Ceres, Inc., Cv., Series C	600,000	—		—		600,000
Ceres, Inc., Cv., Series C-1	64,547	—		—		64,547
Ceres, Inc., Cv., Series D	459,800	—		—		459,800
Ceres, Inc., Cv., Series F	1,900,000	—		—		1,900,000
Ceres, Inc., Cv., Series F Wts., Strike Price $6.50, Exp. 9/6/15	380,000	—		—		380,000
Ceres Power Holdings plc	7,656,349	415,188		—		8,071,537
Filtrona plc	6,486,961	4,038,788		—		10,525,749
Marshall Edwards, Inc.	2,824,863	—		2,824,863	[a]	—
Marshall Edwards, Inc.	—	282,486	[a]	—		282,486
Marshall Edwards, Inc., Legend Shares	1,565,438	—		1,408,895	[a]	156,543
Marshall Edwards, Inc., Legend Shares Wts., Strike Price $3.60, Exp. 8/6/12	55,000	—		—		55,000
Marshall Edwards, Inc., Legend Shares Wts., Strike Price $4.35, Exp. 7/11/10	355,403	—		—		355,403
Novogen Ltd.	7,633,456	—		—		7,633,456
Oppenheimer Institutional Money Market Fund, Cl. E	156,382,561	515,764,955		566,027,850		106,119,666
Ortivus AB, Cl. B	1,638,150	—		—		1,638,150
Oxagen Ltd.	214,287	—		—		214,287
Tyrian Diagnostics Ltd.	59,749,268	—		—		59,749,268
Tyrian Diagnostics Ltd. Rts., Strike Price 0.03AUD, Exp. 12/31/10	7,468,659	—		—		7,468,659

			Realized
	Value	Income	Loss

Art Advanced Research Technologies, Inc.	$—	$—	$7,500,000
Art Advanced Research Technologies, Inc.	—	—	1,479,967
Art Advanced Research Technologies, Inc., Legend Shares	—	—	984,672
Art Advanced Research Technologies, Inc., Series 1	—	—	2,923,359
Art Advanced Research Technologies, Inc., Series 2	—	—	979,944
Art Advanced Research Technologies, Inc., Series 4, Legend Shares	—	—	1,033,984
Art Advanced Research Technologies, Inc., Series 5, Legend Shares	—	—	881,633
Ceres, Inc., Cv., Series C	1,200,000	—	—
Ceres, Inc., Cv., Series C-1	129,094	—	—
Ceres, Inc., Cv., Series D	919,600	—	—
Ceres, Inc., Cv., Series F	3,800,000	—	—
Ceres, Inc., Cv., Series F Wts., Strike Price $6.50, Exp. 9/6/15	—	—	—
Ceres Power Holdings plc	13,306,848	—	—
Filtrona plc	29,987,022	788,554	—
Marshall Edwards, Inc.	—	—	—
Marshall Edwards, Inc.	1,180,791	5	—
Marshall Edwards, Inc., Legend Shares	654,350	—	—
Marshall Edwards, Inc., Legend Shares Wts., Strike Price $3.60, Exp. 8/6/12	52,780	—	—
Marshall Edwards, Inc., Legend Shares Wts., Strike Price $4.35, Exp. 7/11/10	—	—	—
17 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments Continued

	Value	Income	Realized Loss

Novogen Ltd.	$2,562,869	$—	$—
Oppenheimer Institutional Money Market Fund, Cl. E	106,119,666	154,564	—
Ortivus AB, Cl. B	978,523	—	—
Oxagen Ltd.	9,382	—	—
Tyrian Diagnostics Ltd.	549,844	—	—
Tyrian Diagnostics Ltd. Rts., Strike Price 0.03AUD, Exp. 12/31/10	5,316	—	—

	$161,456,085	$943,123	$15,783,559

a.	All or a portion is the result of a corporate action.

6.	Non-income producing security.

7.	Rate shown is the 7-day yield as of May 28, 2010.

8.	Interest rate is less than 0.0005%.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of May 28, 2010 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$114,511,029	$289,794,592	$—	$404,305,621
Consumer Staples	146,284,292	111,676,367	—	257,960,659
Energy	59,352,395	55,874,999	—	115,227,394
Financials	132,532,673	218,659,785	—	351,192,458
Health Care	266,610,998	221,586,683	9,382	488,207,063
Industrials	381,142,945	419,425,178	—	800,568,123
Information Technology	172,972,035	492,863,836	—	665,835,871
Materials	144,315,342	69,799,327	—	214,114,669
Telecommunication Services	—	52,328,385	—	52,328,385
Utilities	8,688,526	—	—	8,688,526
Preferred Stocks	—	—	6,048,694	6,048,694
Rights, Warrants and Certificates	—	58,096	—	58,096
Investment Companies	106,544,832	—	—	106,544,832

Total Investments, at Value	1,532,955,067	1,932,067,248	6,058,076	3,471,080,391
Other Financial Instruments:
Foreign currency exchange contracts	—	11,930	—	11,930

Total Assets	$1,532,955,067	$1,932,079,178	$6,058,076	$3,471,092,321

18 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

			Change in
			Unrealized
	Value as of		Appreciation/	Value as of
	November 30, 2009	Realized Loss	(Depreciation)	May 28, 2010

Investments in Securities
Common Stocks
Health Care	$278,684	$(15,783,559)	$15,514,257	$9,382
Preferred Stocks	19,658,256	—	(13,609,562)	6,048,694
Rights, Warrants and Certificates	—	—	—	—

Total Assets	$19,936,940	$(15,783,559)	$1,904,695	$6,058,076

See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

United Kingdom	$791,241,516	22.8%
Switzerland	460,587,893	13.3
Japan	442,556,549	12.7
France	303,798,215	8.8
Australia	226,191,379	6.5
The Netherlands	178,731,776	5.1
Germany	147,283,035	4.2
Italy	146,578,318	4.2
United States	142,108,996	4.1
India	119,302,820	3.4
Spain	115,457,319	3.3
Sweden	96,607,745	2.8
Brazil	79,502,954	2.3
South Africa	48,504,953	1.4
Ireland	39,804,327	1.1
Jersey, Channel Islands	33,076,588	1.0
Denmark	23,252,265	0.7
Finland	19,337,526	0.6
Mexico	16,073,658	0.5
Lebanon	13,687,600	0.4
Austria	12,855,302	0.4
Bermuda	7,661,584	0.2
Canada	6,878,073	0.2

Total	$3,471,080,391	100.0%

19 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Foreign Currency Exchange Contracts as of May 28, 2010 are as follows:

		Contract
Counterparty/		Amount		Expiration		Unrealized
Contract Description	Buy/Sell	(000’s)		Date	Value	Appreciation

Citigroup
Danish Krone (DKK)	Sell	1,493	DKK	6/1/10	$246,232	$83
Deutsche Bank Capital Corp.:
Danish Krone (DKK)	Sell	153	DKK	6/1/10	25,261	10
Swiss Franc (CHF)	Sell	38	CHF	6/1/10	32,840	1

						11

JP Morgan Chase
Swiss Franc (CHF)	Sell	36	CHF	6/1/10	31,350	248
UBS Investment Bank
Danish Krone (DKK)	Sell	8,225	DKK	6/1/10	1,356,620	11,588

Total unrealized appreciation						$11,930

See accompanying Notes to Financial Statements.
20 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
May 28, 20101

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $2,951,474,796)	$3,309,624,306
Affiliated companies (cost $229,013,736)	161,456,085

3,471,080,391
Cash	1,611,000
Cash—foreign currencies (cost $304,332)	304,332
Unrealized appreciation on foreign currency exchange contracts	11,930
Receivables and other assets:
Shares of beneficial interest sold	28,498,674
Dividends	9,870,905
Investments sold	2,345,203
Other	137,224

Total assets	3,513,859,659

Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	7,045,783
Distribution and service plan fees	771,263
Transfer and shareholder servicing agent fees	594,687
Foreign capital gains tax	334,783
Trustees’ compensation	315,911
Shareholder communications	251,200
Other	185,865

Total liabilities	9,499,492

Net Assets	$3,504,360,167

Composition of Net Assets
Paid-in capital	$3,635,591,468
Accumulated net investment income	16,880,751
Accumulated net realized loss on investments and foreign currency transactions	(438,206,493)
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies	290,094,441

Net Assets	$3,504,360,167

1.	May 28, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes to Financial Statements.
21 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,394,232,129 and 61,865,010 shares of beneficial interest outstanding)	$22.54
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$23.92
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $63,679,824 and 2,956,337 shares of beneficial interest outstanding)	$21.54
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $181,942,815 and 8,461,996 shares of beneficial interest outstanding)	$21.50
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $84,682,145 and 3,815,161 shares of beneficial interest outstanding)	$22.20
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $1,779,823,254 and 79,317,386 shares of beneficial interest outstanding)	$22.44
See accompanying Notes to Financial Statements.
22 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended May 28, 20101

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $3,918,512)	$41,761,644
Affiliated companies	943,123
Interest	254

Total investment income	42,705,021

Expenses
Management fees	12,460,701
Distribution and service plan fees:
Class A	1,748,634
Class B	373,513
Class C	1,000,613
Class N	215,638
Transfer and shareholder servicing agent fees:
Class A	2,925,685
Class B	213,091
Class C	353,798
Class N	210,754
Class Y	902,264
Shareholder communications:
Class A	138,100
Class B	20,126
Class C	19,311
Class N	5,388
Class Y	67,620
Custodian fees and expenses	213,644
Trustees’ compensation	33,508
Other	140,377

Total expenses	21,042,765
Less waivers and reimbursements of expenses	(762,939)

Net expenses	20,279,826

Net Investment Income	22,425,195

1.	May 28, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes to Financial Statements.
23 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments from:
Unaffiliated companies	$462,956
Affiliated companies	(15,783,559)
Foreign currency transactions	4,824,956

Net realized loss	(10,495,647)
Net change in unrealized appreciation/depreciation on:
Investments	100,092,304
Translation of assets and liabilities denominated in foreign currencies	(363,352,174)

Net change in unrealized appreciation/depreciation	(263,259,870)

Net Decrease in Net Assets Resulting from Operations	$(251,330,322)

See accompanying Notes to Financial Statements.
24 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	May 28, 2010	November 30,
	(Unaudited)[1]	2009

Operations
Net investment income	$22,425,195	$25,900,471
Net realized loss	(10,495,647)	(113,370,380)
Net change in unrealized appreciation/depreciation	(263,259,870)	974,869,451

Net increase (decrease) in net assets resulting from operations	(251,330,322)	887,399,542

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(8,223,495)	(8,603,822)
Class B	—	—
Class C	(17,861)	(165,921)
Class N	(385,465)	(389,420)
Class Y	(17,021,372)	(19,803,162)

	(25,648,193)	(28,962,325)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	237,376,791	213,467,612
Class B	(9,446,887)	(11,840,790)
Class C	(856,356)	(5,522,982)
Class N	10,399,783	12,543,851
Class Y	276,282,399	275,106,819

	513,755,730	483,754,510

Net Assets
Total increase	236,777,215	1,342,191,727
Beginning of period	3,267,582,952	1,925,391,225

End of period (including accumulated net investment income of $16,880,751 and $20,103,749, respectively)	$3,504,360,167	$3,267,582,952

1.	May 28, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes to Financial Statements.
See accompanying Notes to Financial Statements.
25 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	May 28, 2010	Year Ended November 30,
Class A	(Unaudited)[1]	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$24.27	$17.02	$32.13	$27.03	$20.70	$18.19

Income (loss) from investment operations:
Net investment income[2]	.13	.18	.36	.27	.10	.10
Net realized and unrealized gain (loss)	(1.71)	7.28	(15.25)	5.04	6.38	2.53

Total from investment operations	(1.58)	7.46	(14.89)	5.31	6.48	2.63

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.15)	(.21)	(.22)	(.21)	(.15)	(.12)

Net asset value, end of period	$22.54	$24.27	$17.02	$32.13	$27.03	$20.70

Total Return, at Net Asset Value[3]	(6.55)%	44.32%	(46.64)%	19.78%	31.49%	14.51%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,394,232	$1,266,608	$700,394	$1,399,782	$1,115,664	$787,600

Average net assets (in thousands)	$1,422,831	$960,876	$1,167,188	$1,352,329	$924,048	$717,536

Ratios to average net assets:[4]
Net investment income	1.10%	0.91%	1.34%	0.88%	0.40%	0.52%
Total expenses	1.40%[5]	1.45%[5]	1.26%[5]	1.20%[5]	1.28%[5]	1.49%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.33%	1.34%	1.25%	1.20%	1.28%	1.41%

Portfolio turnover rate	7%	13%	21%	8%	12%	26%

1.	May 28, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes to Financial Statements.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 28, 2010	1.40%
Year Ended November 30, 2009	1.46%
Year Ended November 30, 2008	1.27%
Year Ended November 30, 2007	1.20%
Year Ended November 30, 2006	1.28%
See accompanying Notes to Financial Statements.
26 | OPPENHEIMER INTERNATIONAL GROWTH FUND

	Six Months
	Ended
	May 28, 2010	Year Ended November 30,
Class B	(Unaudited)[1]	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$23.14	$16.16	$30.54	$25.69	$19.69	$17.33

Income (loss) from investment operations:
Net investment income (loss)[2]	.02	.03	.13	.02	(.08)	(.05)
Net realized and unrealized gain (loss)	(1.62)	6.95	(14.51)	4.83	6.08	2.41

Total from investment operations	(1.60)	6.98	(14.38)	4.85	6.00	2.36

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	—	—	—

Net asset value, end of period	$21.54	$23.14	$16.16	$30.54	$25.69	$19.69

Total Return, at Net Asset Value[3]	(6.92)%	43.19%	(47.09)%	18.88%	30.47%	13.62%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$63,680	$77,565	$65,006	$164,175	$167,383	$160,347

Average net assets (in thousands)	$75,040	$68,562	$120,915	$167,676	$165,575	$162,953

Ratios to average net assets:[4]
Net investment income (loss)	0.16%	0.16%	0.49%	0.07%	(0.37)%	(0.25)%
Total expenses	2.35%[5]	2.51%[5]	2.08%[5]	1.99%[5]	2.07%[5]	2.19%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.13%	2.13%	2.06%	1.99%	2.07%	2.19%

Portfolio turnover rate	7%	13%	21%	8%	12%	26%

1.	May 28, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes to Financial Statements.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 28, 2010	2.35%
Year Ended November 30, 2009	2.52%
Year Ended November 30, 2008	2.09%
Year Ended November 30, 2007	1.99%
Year Ended November 30, 2006	2.07%
See accompanying Notes to Financial Statements.
27 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	May 28, 2010	Year Ended November 30,
Class C	(Unaudited)[1]	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$23.10	$16.15	$30.52	$25.71	$19.71	$17.34

Income (loss) from investment operations:
Net investment income (loss)[2]	.03	.03	.15	.04	(.08)	(.04)
Net realized and unrealized gain (loss)	(1.63)	6.94	(14.49)	4.82	6.09	2.41

Total from investment operations	(1.60)	6.97	(14.34)	4.86	6.01	2.37

Dividends and/or distributions to shareholders:
Dividends from net investment income	—[3]	(.02)	(.03)	(.05)	(.01)	—

Net asset value, end of period	$21.50	$23.10	$16.15	$30.52	$25.71	$19.71

Total Return, at Net Asset Value[4]	(6.92)%	43.20%	(47.03)%	18.91%	30.51%	13.67%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$181,943	$196,449	$143,472	$292,598	$220,735	$158,968

Average net assets (in thousands)	$200,846	$163,758	$241,776	$262,038	$188,347	$151,790

Ratios to average net assets:[5]
Net investment income (loss)	0.26%	0.18%	0.59%	0.13%	(0.34)%	(0.20)%
Total expenses	2.10%[6]	2.20%[6]	2.01%[6]	1.94%[6]	2.03%[6]	2.13%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.09%	2.10%	2.00%	1.94%	2.03%	2.13%

Portfolio turnover rate	7%	13%	21%	8%	12%	26%

1.	May 28, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes to Financial Statements.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 28, 2010	2.10%
Year Ended November 30, 2009	2.21%
Year Ended November 30, 2008	2.02%
Year Ended November 30, 2007	1.94%
Year Ended November 30, 2006	2.03%
See accompanying Notes to Financial Statements.
28 | OPPENHEIMER INTERNATIONAL GROWTH FUND

	Six Months
	Ended
	May 28, 2010	Year Ended November 30,
Class N	(Unaudited)[1]	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$23.89	$16.74	$31.62	$26.61	$20.40	$17.94

Income (loss) from investment operations:
Net investment income[2]	.10	.14	.27	.16	.01	.05
Net realized and unrealized gain (loss)	(1.68)	7.15	(15.00)	4.99	6.30	2.49

Total from investment operations	(1.58)	7.29	(14.73)	5.15	6.31	2.54

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.11)	(.14)	(.15)	(.14)	(.10)	(.08)

Net asset value, end of period	$22.20	$23.89	$16.74	$31.62	$26.61	$20.40

Total Return, at Net Asset Value[3]	(6.64)%	43.90%	(46.79)%	19.42%	31.05%	14.19%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$84,682	$81,079	$46,420	$76,909	$54,908	$36,980

Average net assets (in thousands)	$88,023	$60,494	$69,381	$66,468	$44,538	$33,383

Ratios to average net assets:[4]
Net investment income	0.82%	0.68%	1.06%	0.55%	0.06%	0.26%
Total expenses	1.71%[5]	1.82%[5]	1.62%[5]	1.53%[5]	1.64%[5]	1.77%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.58%	1.58%	1.57%	1.53%	1.62%	1.67%

Portfolio turnover rate	7%	13%	21%	8%	12%	26%

1.	May 28, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes to Financial Statements.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 28, 2010	1.71%
Year Ended November 30, 2009	1.83%
Year Ended November 30, 2008	1.63%
Year Ended November 30, 2007	1.53%
Year Ended November 30, 2006	1.64%
See accompanying Notes to Financial Statements.
29 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	May 28, 2010	Year Ended November 30,
Class Y	(Unaudited)[1]	2009	2008	2007	2006	2005[2]

Per Share Operating Data
Net asset value, beginning of period	$24.20	$17.02	$32.12	$27.07	$20.74	$20.71

Income (loss) from investment operations:
Net investment income[3]	.19	.28	.49	.40	.25	.05
Net realized and unrealized gain (loss)	(1.70)	7.24	(15.23)	5.04	6.34	(.02)

Total from investment operations	(1.51)	7.52	(14.74)	5.44	6.59	.03

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.25)	(.34)	(.36)	(.39)	(.26)	—

Net asset value, end of period	$22.44	$24.20	$17.02	$32.12	$27.07	$20.74

Total Return, at Net Asset Value[4]	(6.31)%	45.02%	(46.37)%	20.32%	32.11%	0.15%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,779,823	$1,645,882	$970,099	$876,444	$254,065	$6,731

Average net assets (in thousands)	$1,769,018	$1,155,662	$881,407	$479,060	$142,489	$2,071

Ratios to average net assets:[5]
Net investment income	1.58%	1.42%	1.92%	1.33%	1.03%	0.98%
Total expenses	0.83%[6]	0.83%[6]	0.79%[6]	0.74%[6]	0.77%[6]	0.85%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.83%	0.82%	0.78%	0.74%	0.77%	0.85%

Portfolio turnover rate	7%	13%	21%	8%	12%	26%

1.	May 28, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes to Financial Statements.

2.	For the period from September 7, 2005 (inception of offering) to November 30, 2005.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 28, 2010	0.83%
Year Ended November 30, 2009	0.84%
Year Ended November 30, 2008	0.80%
Year Ended November 30, 2007	0.74%
Year Ended November 30, 2006	0.77%
See accompanying Notes to Financial Statements.
30 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer International Growth Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Prior to January 1, 2009, the Fund assessed a 2% fee on the proceeds of fund shares that were redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which was retained by the Fund, is accounted for as an addition to paid-in capital.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Semiannual Period. Since May 28, 2010 represents the last day during the Fund’s semiannual period on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
31 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
32 | OPPENHEIMER INTERNATIONAL GROWTH FUND

     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
33 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended November 30, 2009, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of November 30, 2009, the Fund had available for federal income tax purposes post-October losses of $4,108,398 and unused capital loss carryforwards as follows:

Expiring

2010	$55,861,629
2011	175,613,980
2014	266,942
2015	1,931,991
2016	32,821,421
2017	115,960,740

Total	$382,456,703

Of these losses, $2,695,578 are subject to loss limitation rules resulting from merger activity. These limitations generally reduce the utilization of these losses to a maximum of $385,083 per year.
     As of May 28, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $397,060,748, of which $10,495,647 expires in 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended May 28, 2010, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 28, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments,
34 | OPPENHEIMER INTERNATIONAL GROWTH FUND

if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$3,223,641,683
Federal tax cost of other investments	304,333

Total federal tax cost	$3,223,946,016

Gross unrealized appreciation	$503,139,428
Gross unrealized depreciation	(256,035,503)

Net unrealized appreciation	$247,103,925

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended May 28, 2010, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$4,868
Payments Made to Retired Trustees	23,857
Accumulated Liability as of May 28, 2010	195,534
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other
35 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
36 | OPPENHEIMER INTERNATIONAL GROWTH FUND

2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended May 28, 2010		Year Ended November 30, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	16,824,409	$412,595,473	27,326,059	$547,427,607
Dividends and/or distributions reinvested	298,658	7,308,160	431,929	7,407,578
Acquisition—Note 8	—	—	337,072	7,459,404
Redeemed	(7,455,131)	(182,526,842)	(17,041,806)	(348,826,977)[1]

Net increase	9,667,936	$237,376,791	11,053,254	$213,467,612

Class B
Sold	372,670	$8,753,713	956,975	$17,577,670
Dividends and/or distributions reinvested	—	—	—	—
Acquisition—Note 8	—	—	15,633	330,803
Redeemed	(768,351)	(18,200,600)	(1,642,194)	(29,749,263)[1]

Net decrease	(395,681)	$(9,446,887)	(669,586)	$(11,840,790)

Class C
Sold	1,085,998	$25,582,601	2,379,193	$44,079,953
Dividends and/or distributions reinvested	630	14,754	8,247	135,575
Acquisition—Note 8	—	—	28,394	599,403
Redeemed	(1,130,567)	(26,453,711)	(2,794,984)	(50,337,913)[1]

Net decrease	(43,939)	$(856,356)	(379,150)	$(5,522,982)

Class N
Sold	1,144,915	$27,823,590	1,670,995	$33,024,669
Dividends and/or distributions reinvested	14,541	350,885	20,683	349,954
Acquisition—Note 8	—	—	2,289	49,929
Redeemed	(738,037)	(17,774,692)	(1,073,905)	(20,880,701)[1]

Net increase	421,419	$10,399,783	620,062	$12,543,851

Class Y
Sold	18,261,340	$444,136,735	26,206,960	$560,011,021
Dividends and/or distributions reinvested	659,163	16,024,255	1,104,677	18,801,599
Acquisition—Note 8	—	—	7,454	164,205
Redeemed	(7,617,011)	(183,878,591)	(16,303,611)	(303,870,006)[1]

Net increase	11,303,492	$276,282,399	11,015,480	$275,106,819

1.	Net of redemption fees of $2,081, $169, $394, $133 and $2,614 for Class A, Class B, Class C, Class N and Class Y, respectively.
37 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended May 28, 2010, were as follows:

	Purchases	Sales

Investment securities	$762,049,122	$230,858,911
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $250 million	0.80%
Next $250 million	0.77
Next $500 million	0.75
Next $1 billion	0.69
Next $3 billion	0.67
Over $5 billion	0.65
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended May 28, 2010, the Fund paid $3,861,993 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
38 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2010 were as follows:

Class B	$1,111,268
Class C	4,858,831
Class N	935,527
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

May 28, 2010	$152,079	$—	$77,498	$6,167	$343
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the six months ended May 28, 2010, OFS waived transfer and shareholder servicing agent fees as follows:

Class A	$540,920
Class B	80,670
Class C	8,135
Class N	56,788
39 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended May 28, 2010, the Manager waived fees and/or reimbursed the Fund $76,426 for IMMF management fees.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Foreign Currency Exchange Contracts
The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Foreign currency exchange contracts, if any, are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
6. Restricted Securities
As of May 28, 2010, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
7. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
40 | OPPENHEIMER INTERNATIONAL GROWTH FUND

8. Acquisition of Oppenheimer Baring Japan Fund
On August 6, 2009, the Fund acquired all of the net assets of Oppenheimer Baring Japan Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Baring Japan Fund shareholders on July 31, 2009. The exchange qualified as a tax-free reorganization for federal income tax purposes.
Details of the merger are shown in the following table:

	Exchange	Shares of
	Ratio to One	Beneficial	Value of Issued	Combined Net
	Share of the	Interest Issued	Shares of	Assets on
	Fund	by the Fund	Beneficial Interest	August 6, 2009[1]

Class A	0.259199	337,072	$7,459,404	$1,120,596,874
Class B	0.267179	15,633	$330,803	$74,478,475
Class C	0.267946	28,394	$599,403	$180,126,225
Class N	0.261585	2,289	$49,929	$70,629,575
Class Y	0.260760	7,454	$164,205	$1,272,888,706

1.	The net assets acquired included net unrealized depreciation of $67,026 and an unused capital loss carryforward of $5,405,101, potential utilization subject to tax limitations.
9. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     The Distributor and another subsidiary of the Manager have been named as defendants in a putative class action filed in federal court in 2010. The plaintiff, a participant in the State of Texas’ college savings plan, asserts claims on behalf of all persons who invested in qualified 529 plans managed by these subsidiaries of the Manager and which held investments in a certain mutual fund managed by the Manager and distributed by the Distributor. Plaintiff alleges causes of action for “improper investments,” “breach
41 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
9. Pending Litigation Continued
of fiduciary duty,” and “punitive damages” arising from that fund’s investments in 2008 and 2009. The Manager and these subsidiaries believe that the complaint is legally deficient and intend to defend the case vigorously.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff “). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
42 | OPPENHEIMER INTERNATIONAL GROWTH FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
43 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/28/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer International Growth Fund

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	07/07/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	07/07/2010

By:	/s/ Brian W. Wixted

Brian W. Wixted
Principal Financial Officer

Date:	07/07/2010